Document and Entity Information	Jun. 01, 2021
Cover [Abstract]
Entity Registrant Name	GRAHAM CORP
Amendment Flag	true
Entity Central Index Key	0000716314
Document Type	8-K/A
Document Period End Date	Jun. 01, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-08462
Entity Tax Identification Number	16-1194720
Entity Address, Address Line One	20 Florence Avenue
Entity Address, City or Town	Batavia
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14020
City Area Code	(585)
Local Phone Number	343-2216
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	GHM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On June 3, 2021, Graham Corporation (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) to report the acquisition of Barber-Nichols LLC, a Colorado limited liability company (“BN”). The Company is hereby filing this Current Report on Form 8-K/A (the “Amendment”) to amend Item 9.01 of the Original Report to present the required financial statements and pro forma financial information. Except for the filing of such financial statements and pro forma financial information this Amendment does not modify or update the Original Report.